Earnings per share - Additional Information (Details)			3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 10, 2024	Jul. 06, 2023	Jun. 30, 2024 shares	Jun. 30, 2023 shares	Jun. 30, 2024 shares	Jun. 30, 2023 shares	Dec. 31, 2023
Non-Executive Director
Earnings per share [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement	35,082	29,676			23,118		18,450
Key management personnel of entity or parent
Earnings per share [line items]
Dilutive effect of restricted share awards on number of ordinary shares (in shares)			50,389	36,000	43,155	36,000
Dilutive effect of share options on number of ordinary shares			127,118	68,264	128,443	66,644